NIKE SECURITIES L.P.
                      1001 WARRENVILLE ROAD
                     LISLE, ILLINOIS  60532





                         January 10, 1996



Securities and Exchange Commission
450 Fifth Street, N. W.
Washington D.C. 20549-1004

Attn:     Filing Desk, Stop 1-4

     Re:  The First Trust Special Situations Trust, Series 133
              (File No. 33-64699) (CIK No. 1002100)

Gentlemen:

     In   accordance  with  the  provisions  of  Rule  497(j)  of
Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the registration statement on Form S-6 for the above captioned Trust does not differ from that which would have been
filed  pursuant to Rule 497(b) of the Securities Act.   Amendment
No. 1, which was the most recent Amendment to the Registration Statement, was filed electronically with the Commission on January 9, 1996.

                                    Very truly yours,



                                    NIKE SECURITIES L.P.